Off-balance sheet assets received	12 Months Ended
Dec. 31, 2023
Disclosure Off-balance Sheet Assets Received [Line Items]
Disclosure Of Off Balance Sheet Assets Received Text Block

d) Off-balance sheet assets received
The table below presents assets received from third parties that can be sold or repledged and that are not recognized on the balance sheet but that are held as collateral, including amounts that have been sold or repledged.

Off-balance sheet assets received
USD m 31.12.23 31.12.22
Fair value of assets
received that can be
sold or repledged
of which: sold

or repledged
2
Fair value of assets
received that can be
sold or repledged
of which: sold

or repledged
2
Fair value of assets received that can be sold or repledged
1
576,596 382,313 434,023 331,805
of which: Credit Suisse
3
88,068 26,697
1 Includes securities received as initial margin from its clients that UBS is required to remit to central counterparties,

brokers and deposit banks through its exchange-traded derivative clearing and execution services.

2 Does not include off-balance sheet securities (31 December

2023: USD
29.1 bn; 31 December 2022: USD 9.9
bn) placed with central banks related to undrawn

credit lines and for payment, clearing and settlement
purposes for which there are no associated liabilities or contingent liabilities.

3 Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.